Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contributions by Reportable Segments
Reportable segments
Reported contributions were as follows:

Continuing operations – Income statement	Revenue 1	Revenue less pass-through costs 2	Headline operating profit 3
	£m	£m	£m
2020
Global Integrated Agencies	9,302.5	7,318.5	967.8
Public Relations	892.9	854.4	141.3
Specialist Agencies	1,807.4	1,589.1	151.4
	12,002.8		1,260.5
2019
Global Integrated Agencies	10,205.2	8,108.1	1,219.5
Public Relations	956.5	898.0	140.6
Specialist Agencies	2,072.4	1,840.4	200.5
	13,234.1		1,560.6
2018
Global Integrated Agencies	9,930.7	8,070.8	1,228.2
Public Relations	931.7	879.9	139.2
Specialist Agencies	2,184.3	1,925.0	283.8
	13,046.7		1,651.2

Notes
1	Intersegment sales have not been separately disclosed as they are not material.
2
Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.

3	A reconciliation from reported operating profit to headline operating profit is provided in note 31.

Continuing operations – Other information	Share-based payments	Capital additions 1	Depreciation and amortisation 2	Goodwill impairment 3	Share of results of associates	Interests in associates and joint ventures
	£m	£m	£m	£m	£m	£m
2020
Global Integrated Agencies	55.0	201.6	408.9	1,820.1	17.7	154.0
Public Relations	8.0	15.5	32.8	161.5	1.3	6.4
Specialist Agencies 4	11.4	55.5	100.2	841.3	(155.0)	170.3
	74.4	272.6	541.9	2,822.9	(136.0)	330.7
2019
Global Integrated Agencies	54.3	265.6	392.8	4.8	17.0	164.2
Public Relations	4.6	17.5	31.5	–	(0.3)	5.5
Specialist Agencies 4	7.1	46.7	84.0	42.9	(2.0)	643.3
	66.0	329.8	508.3	47.7	14.7	813.0
2018
Global Integrated Agencies	59.5	255.6	159.1	142.8	25.4	175.1
Public Relations	7.1	12.5	10.8	–	1.3	6.2
Specialist Agencies 4	11.7	45.9	39.4	33.7	3.8	615.5
	78.3	314.0	209.3	176.5	30.5	796.8

Notes
1	Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
2	Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
3	Figures have been restated as described in the accounting policies
4	Specialist Agencies includes the Kantar associates and amounts previously reported under the Data Investment Management segment.

Contributions by geographical area were as follows:

Contributions by Geographical Area

Continuing operations	2020 £m	2019 £m	2018 £m
Revenue 1
North America 2	4,464.9	4,854.7	4,851.7
United Kingdom	1,637.0	1,797.1	1,785.6
Western Continental Europe	2,441.6	2,628.8	2,589.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,459.3	3,953.5	3,819.8
	12,002.8	13,234.1	13,046.7
Revenue less pass-through costs 3
North America 2	3,743.4	4,034.3	4,059.7
United Kingdom	1,233.8	1,390.1	1,393.8
Western Continental Europe	2,019.4	2,176.4	2,182.9
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,765.4	3,245.7	3,239.3

Headline operating profit 4
North America 2	611.9	662.0	710.6
United Kingdom	137.7	188.5	179.6
Western Continental Europe	198.7	261.5	289.4
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	312.2	448.6	471.6
	1,260.5	1,560.6	1,651.2

Notes
1	Intersegment sales have not been separately disclosed as they are not material.
2
North America includes the United States with revenue of £4,216.1 million (2019: £4,576.5 million, 2018: £4,576.1 million), revenue less pass-through costs of £3,524.8 million (2019: £3,806.3 million, 2018: £3,836.0 million) and headline operating profit of £563.7 million (2019: £620.6 million, 2018: £674.4 million).

3
Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.

4	A reconciliation from operating profit to headline operating profit is provided in note 31.

Continuing operations	2020 £m	2019 1 £m
Non-current assets 2
North America 3	4,962.1	6,812.6
United Kingdom	1,488.7	1,743.3
Western Continental Europe	2,745.0	3,417.2
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,767.1	3,665.7
	11,962.9	15,638.8

Notes
1	Figures have been restated as described in the accounting policies
2	Non-current assets excluding financial instruments and deferred tax.
3	North America includes the United States with non-current assets of £4,609.0 million (201 9 : £6,354.7 million).